Transactions with Related Parties and Shareholders - Summary of Accrued Recognized Interest Cost from Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Beginning Balance	$ 783,852	$ 0
Interest cost	77,117	4,833	$ 0
Repayments to assignee	779,019
Interest paid	(1,717,263)	(1,423,179)	(462,646)
Ending Balance	60,892	783,852	$ 0
Payable to Assignee A
Related Party Transaction [Line Items]
Beginning Balance	783,852
Interest cost	77,117	4,833
Proceeds from assignee		779,019
Repayments to assignee	(779,019)
Interest paid	(21,058)
Ending Balance	$ 60,892	$ 783,852